SHARE CAPITAL AND SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Schedule of Authorized and Issued Share Capital	Our authorized and issued share capital was as follows:
Authorized share capital:

	Successor	Predecessor
(in thousands of $ except per share data)	December 31, 2022	December 31, 2021
400,000,000 (2021: 1,010,000) common shares of $1.00 each	400,000	1,010

Issued share capital:

	Successor	Predecessor
(in thousands of $ except per share data)	2022	2021
53,688,462 (2021: 1,010,000) common shares of $1.00 each	53,688	1,010
(number of shares)
As of January 1,	1,010,000	1,010,000
Cancellation of Predecessor’s shares(1)	(1,000,000)	—
Issuance of Shares to Golar(2)	12,500,000	—
Issuance of shares for Private Placement(3)	27,500,000	—
Issuance of shares of Second Private Placement (4)	13,678,462	—
As of December 31,	53,688,462	1,010,000

(1) Represents cancellation of 1,000,000 shares for Parent's aggregated equity, upon disposal of entities to CoolCo pursuant to the Vessel SPA and ManCo SPA.

(2) Represents issuance of 12,500,000 common shares in the Company amounting to $127.9 million of equity issued to Golar in connection with the transfer of vessels on each respective entity acquisition date pursuant to the Vessel SPA.

(3) Represents the issuance of 27,500,000 common shares during the Private Placement in February 2022 at a price of $10.00 per share raising proceeds of $275.0 million. This was offset by issuance costs totalling $8.3 million. See Note 1.

(4) Represents the issuance of 13,678,462 common shares during the Primary Offering in November 2022 for $166.0 million.

Weighted Average Assumptions Used	The weighted average assumptions as at grant date are noted in the table below:

2022
Risk free interest rate	4.0%
Expected volatility of common stock	30.0%
Expected dividend yield	0.0%
Expected term of options (in years)	4 years